Net Income/ (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Net Income/ (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended June 30, 2026, 2025 and 2024:

	For the Years Ended June 30,
	2026	2025	2024

Numerator:
Net income/ (loss) attributable to the Company’s ordinary shareholders-basic	$4,430,865	$(16,107,390)	$(81,854,633)
Dilution impact of the convertible notes	—	—	—
Net income/(loss) attributable to ordinary shareholders – basic and diluted	$4,430,865	$(16,107,390)	$(81,854,633)
Denominator:
Weighted average ordinary shares outstanding – basic (1)(2)(3)	1,176,370	1,033,554	962,772
Effects of dilutive securities:
Dilutive share options and RSUs	244,681	—	—
Convertible notes	—	—	—
Weighted average ordinary shares outstanding – diluted (1)(2)(3)	1,421,051	—	—
Net income/ (loss) per share – basic	$3.77	$(15.58)	$(85.02)
Net income/ (loss) per share -diluted	$3.12	$(15.58)	$(85.02)

(1)	After giving retrospective effects of the 1-for-20 reverse stock split effective on May 13, 2025.

(2)	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 179,649 Class A ordinary shares as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.

(3)	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.